Restatement of Previously Issued Financial Statements - Additional Information (Detail)	Sep. 30, 2021 USD ($)
Accounting Changes And Error Corrections [Line Items]
Redeemable non-controlling interest permanent equity	$ 5,000,000
Minimum tangible assets for business combination	$ 5,000,001